INCOME TAXES (Schedule of Income (Loss) before Income Taxes) (Details) (Imported) (Imported) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting Information [Line Items]
Loss before income taxes	$ (26,991)	$ (11,836)